Basis of preparation (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Adjustments For Error Corrections [Line Items]
Provisions for employee benefits		$ 1,258	$ 1,410
Other comprehensive income		257	8	$ (391)
Gross profit		2,322	2,387	2,200
General and administration expenses	[1]	(745)	(855)	(745)
Profit (loss)		439	161	2,318
Adjusted EBITDA from continuing operations		2,078	2,103	2,019
Net cash from operating activities		$ 840	$ 876	654
Overstatement of Employee Benefit Liability [member]
Adjustments For Error Corrections [Line Items]
Provisions for employee benefits				(19)
Net deferred tax liabilities				7
Other comprehensive income				12
Gross profit				0
Amortization Expense Error [member]
Adjustments For Error Corrections [Line Items]
Intangible assets other than goodwill				18
General and administration expenses				18
Profit (loss)				11
Adjusted EBITDA from continuing operations				0
Net cash from operating activities				$ 0

[1]	For information on expenses by nature, refer to notes 8, 9, 12, 13, 14, 17 and 23.